Schedule II (Tables)	12 Months Ended
Dec. 31, 2014
Valuation and Qualifying Accounts Disclosure [Line Items]
Schedule of Valuation and Qualifying Accounts Disclosure [Text Block]
Schedule II-Valuation and Qualifying Accounts

Allowance for uncollectible accounts:	2014	2013	2012
Balance at Beginning of Period	$0.2	$1.1	$2.4
Additions:
Charged to Costs and Expenses (1)	—	(0.9)	(0.9)
Deductions (2)	—	—	(0.4)
Balance at End of Period	$0.2	$0.2	$1.1

Allowance for surplus and obsolete inventory:	2014	2013	2012
Balance at Beginning of Period	$1.9	$1.5	$1.6
Additions:
Charged to Costs and Expenses (3)	1.6	1.7	1.0
Deductions (4)	(0.6)	(1.3)	(1.1)
Balance at End of Period	$2.9	$1.9	$1.5

Valuation allowance on deferred tax assets:	2014	2013	2012
Balance at Beginning of Period	$14.1	$14.7	$16.2
Additions:
Charged to Costs and Expenses (5)	—	—	0.2
Charged to Other Accounts (6)	—	0.2	0.6
Deductions (7)	(2.4)	(0.8)	(2.3)
Balance at End of Period	$11.7	$14.1	$14.7